Combined Statement of Changes in Net Assets $ in Thousands	12 Months Ended
Sep. 30, 2017 USD ($) [1]
Net Assets-Opening Balance	$ 0
Creations	26,550
Redemptions	(11,840)
Repurchase of stock	(1)
Issuance of stock	1
Net investment loss	(77)
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	3
Net realized gain/(loss) from Gold Delivery Agreement	(1,833)
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	270
Net realized gain/(loss) from gold distributed for the redemption of shares	486
Net change in unrealized appreciation/(depreciation) on investment in gold	814
Net Assets-Closing Balance	14,373
SPDR Long Dollar Gold Trust [Member]
Net Assets-Opening Balance	0
Creations	26,550
Redemptions	(11,840)
Repurchase of stock	(1)
Issuance of stock	1
Net investment loss	(77)
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	3
Net realized gain/(loss) from Gold Delivery Agreement	(1,833)
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	270
Net realized gain/(loss) from gold distributed for the redemption of shares	486
Net change in unrealized appreciation/(depreciation) on investment in gold	814
Net Assets-Closing Balance	$ 14,373

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.